Goodwill and intangible assets, net - Summary of Goodwill and Intangible Assets, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill	$ 46,956	$ 36,207	$ 38,733
Indefinite-lived intangible assets
Trademarks and domains	13,882	13,882
Definite-lived intangible assets
Total intangible assets	91,872	68,288
Accumulated amortization	(42,253)	(30,776)
Total intangible assets, net	49,619	37,512
Software development costs [member]
Definite-lived intangible assets
Finite lived intangible assets gross	72,532	54,406
Accumulated amortization	(41,605)	$ (30,776)
Licenses [member]
Definite-lived intangible assets
Finite lived intangible assets gross	1,795
Accumulated amortization	(154)
Customer relationships [member]
Definite-lived intangible assets
Finite lived intangible assets gross	3,663
Accumulated amortization	$ (494)